Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net investment income	$ 1,409.3	$ 1,356.4	$ 1,412.4
Fee income	871.5	880.1	766.4
Premiums	456.2	280.6	786.1
Net realized capital gains (losses):
Total other-than-temporary impairment losses	201.5	300.1	538.9
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	(21.1)	(105.7)	(49.3)
Net other-than-temporary impairments recognized in earnings	180.4	194.4	489.6
Other net realized capital gains (losses)	(776.6)	(723.2)	(878.9)
Total net realized capital gains (losses)	(957.0)	(917.6)	(1,368.5)
Other income	54.2	61.5	52.3
Total revenues	1,834.2	1,661.0	1,648.7
Benefits and expenses:
Interest credited and other benefits to contract owners	2,227.1	654.9	1,189.7
Operating expenses	447.3	453.5	458.3
Net amortization of deferred policy acquisition costs and value of business acquired	(904.4)	418.3	(808.9)
Interest expense	31.7	32.1	32.9
Other expense	11.7	38.9	40.1
Total benefits and expenses	1,813.4	1,597.7	912.1
Income (loss) before income taxes	20.8	63.3	736.6
Income tax expense (benefit)	(131.3)	(42.1)	167.2
Net income (loss)	$ 152.1	$ 105.4	$ 569.4